Income Taxes - Summary of Reconciliation Between the Amount of Reported Total Income Tax Expense and the Amount Computed by Multiplying the Applicable Statutory Income Tax Rate (Parenthetical) (Details)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
State income taxes	5.94%	8.93%	(0.22%)
Percentage of disaggregation non-deductible expenses	5.00%
New Jersey And New York [Member]
Income Taxes [Line Items]
State income taxes	50.00%